Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Schedule of Inventories [Abstract]
Work in process	$ 6,581	$ 5,008
Finished goods	4,325	5,109
Total	$ 10,906	$ 10,117